Cover	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On July 15, 2021, Astra Space, Inc. (the “Company”) filed a Registration Statement on Form S-1 (Registration No. 333-257930), which was subsequently amended on July 30, 2021 and on August 9, 2021. The Registration Statement was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 12, 2021 (as amended, the “Registration Statement”). The Company filed a Post-Effective Amendment No. 1 to the Registration Statement on May 5, 2022 (the “Post-Effective Amendment”). This is an amendment to the Post-Effective Amendment. This amendment is being filed to update certain risk factors and disclosures related to the Company’s inadvertent release of certain Company technical data. This amendment to the Post-Effective Amendment also corrects a typographical error in the reporting of the number of filed legal proceedings for which the Company is named as a defendant or a nominal defendant since December 31, 2021, which are referred to in certain risk factors, and updates the Post-Effective Amendment to include the Company’s consolidated financial statements for the quarter ended March 31, 2022, and 2021, as well as to update disclosures related to the Company’s activities since the filing of the Post-Effective Amendment on May 5, 2022. On November 26, 2021, the Company provided notice of the redemption of 9,999,970 Public Warrants and 5,333,333 Private Placement Warrants. From November 26, 2021, through December 27, 2021 (the “Redemption Date”), the holders of 9,413,895 Public Warrants and 5,333,333 Private Placement Warrants elected to receive, in lieu of the redemption price, an aggregate 3,775,709 shares of Class A common stock at 0.2560374 shares of Class A common stock per Warrant. A total of 586,075 Public Warrants remained unexercised as of Redemption Date and the Company redeemed the Public Warrants for a redemption price of $0.10 per Redeemable Warrant. As a result, there are no Public Warrants or Private Placement Warrants outstanding as of the date hereof. No additional securities are being registered under this Amendment No. 1 to the Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	ASTRA SPACE, INC.
Entity Central Index Key	0001814329
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false